SUBSEQUENT EVENTS (Details Textual) (USD $)	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	5 Months Ended	1 Months Ended		0 Months Ended				1 Months Ended			3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 22, 2012 Board of Directors Chairman [Member]	Dec. 31, 2013 Board of Directors Chairman [Member]	Dec. 31, 2011 Common Stock [Member]	Feb. 28, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]	May 07, 2014 Subsequent Event [Member] Two-Non employee directors [Member]	May 07, 2014 Subsequent Event [Member] Scientific Advisory Board [Member]	May 07, 2014 Subsequent Event [Member] Non Employee Directors [Member]	Jan. 28, 2014 Subsequent Event [Member] Board of Directors Chairman [Member]	Jan. 31, 2014 Subsequent Event [Member] Common Stock [Member]	Jan. 31, 2014 Subsequent Event [Member] Maximum [Member]	Jan. 31, 2014 Subsequent Event [Member] Minimum [Member]	Mar. 31, 2014 Private Placement [Member]	Jan. 07, 2014 Employee Stock [Member] Subsequent Event [Member] Common Stock [Member]	Jan. 07, 2014 Non Employees [Member] Subsequent Event [Member] Common Stock [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											25,000						620,000	50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 2.13					$ 1.85		$ 1.39	$ 1.39	$ 1.39
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									10 years	10 years	10 years			4 years	2 years
Accrued Professional Fees, Current												$ 100,000
Accrued Bonuses, Current												250,000
Estimated Amount Of Cash Earning Through Equity Or Debt Financing								20,000,000
Proceeds from Issuance of Common Stock							$ 3,790,000
Closing Date of Securities Purchase Agreement							Feb. 19, 2014
Stock Issued During Period, Shares, New Issues						2,000,000	2,226,956						2,226,956
Stock To Be Issued Upon Conversion Of Warrants1							1,670,216									1,670,216
Exercise Price Of Warrants							$ 2.35
Warrants Expiration Period			3 years				5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	620,000	3,013,250		2,100,000	547,392				150,000	380,000